Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss		$ (347.4)	$ (25.2)	$ (266.1)
Other comprehensive loss, net of tax		(690.8)	(368.4)	(746.5)
Changes in fair value of listed investments		0.4	6.0	1.6
Mark-to-market adjustment of listed investments	[1]	0.4	6.9	(1.3)
Realized gain on disposal of listed investments	[2]		(1.8)	(7.4)
Impairment of listed investments	[3]		0.9	10.3
Foreign currency translation adjustment		(691.2)	(374.4)	(748.1)
Comprehensive loss		(1,038.2)	(393.6)	(1,012.6)
Comprehensive (loss)/income attributable to:
Gold Fields shareholders		(1,035.8)	(395.6)	(994.4)
Noncontrolling interests		(2.4)	2.0	(18.2)
Comprehensive loss		$ (1,038.2)	$ (393.6)	$ (1,012.6)

[1]	Includes deferred tax of $nil (2014: $nil and 2013: $1.7 million).
[2]	This amount has been reclassified to and included in the profit on disposal of investments and subsidiaries line in the Consolidated Statement of Operations.
[3]	This amount has been reclassified to and included in the impairment of investments line in the Consolidated Statement of Operations.